COMMITMENTS AND CONTINGENT LIABILITIES - Narrative (Details)			12 Months Ended
	Oct. 25, 2023	Dec. 16, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018
Other Commitments [Line Items]
Long-term guarantee issued by bank			$ 3,008,000
OSR Group
Other Commitments [Line Items]
Loss contingency			0	$ 0
OSR Group | Monetary Damages
Other Commitments [Line Items]
Damages sought		$ 2,600,000,000
OSR Group | Exemplary Damages
Other Commitments [Line Items]
Damages sought		$ 5,200,000,000
Royalty
Other Commitments [Line Items]
Remaining contingent obligation of royalties			$ 733,000
IIA
Other Commitments [Line Items]
Percentage of grants received representing maximum royalties due			1
Fixed annual interest rate	4.00%
Percentage of grants received representing maximum royalties due if sales are generated by producing products outside of Israel			3
Royalty expense			$ 0	0	$ 0
IIA | Secured Overnight Financing Rate (SOFR)
Other Commitments [Line Items]
Interest rate spread	1.00%
IIA | Bank Of Israel Alternative Rate
Other Commitments [Line Items]
Interest rate spread	0.72%
IIA | Minimum
Other Commitments [Line Items]
Percentage of sales of products developed representing royalties required to be paid			0.03
IIA | Maximum
Other Commitments [Line Items]
Percentage of sales of products developed representing royalties required to be paid			5
BIRD
Other Commitments [Line Items]
Percentage of sales of products developed representing royalties required to be paid						0.05
Percentage of grants received representing maximum royalties due						1.50
Royalty expense			$ 0	$ 0	$ 0
BIRD | Royalty
Other Commitments [Line Items]
Remaining contingent obligation of royalties			$ 433,000